Registration No. 33-11371

1940 Act File No. 811-4982

Filed Pursuant to Rule 497(e)

HEARTLAND GROUP, INC.

  Heartland International Value Fund
Investor Class Shares (HINVX)
Institutional Class Shares (HNNVX)

Supplement dated October 26, 2018 to

Prospectus and Statement of Additional Information
each dated May 1, 2018, as previously supplemented

The Heartland International Value Fund (the “Fund”), a series of Heartland Group, Inc. (the “Company”), has been liquidated effective October 26, 2018.  Accordingly, all references to the Fund in the Company’s Prospectus and Statement of Additional Information are hereby eliminated.